Guggenheim Municipal Income Fund Expense Example - A C Inst P Shares [Member] - Guggenheim Municipal Income Fund	Sep. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 476
Expense Example, with Redemption, 3 Years	818
Expense Example, with Redemption, 5 Years	1,182
Expense Example, with Redemption, 10 Years	2,206
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	256
Expense Example, with Redemption, 3 Years	703
Expense Example, with Redemption, 5 Years	1,276
Expense Example, with Redemption, 10 Years	2,836
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	327
Expense Example, with Redemption, 5 Years	621
Expense Example, with Redemption, 10 Years	1,458
Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	522
Expense Example, with Redemption, 5 Years	990
Expense Example, with Redemption, 10 Years	$ 2,287